Accounting for Derivative Instruments and Hedging Activities Net Amount of Derivatives Reported in the Statement of Financial Position (Detail) - USD ($) $ in Thousands		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value, Gross Asset		$ 22,080	[1]	$ 24,348	[2]	$ 26,600	[2]
Derivative Asset, Collateral, Obligation to Return Cash, Offset		0		0		0
Total derivative assets		22,080	[3]	24,348	[3]	26,600
Derivative, Collateral, Obligation to Return Securities		(18,416)		(23,066)		(19,491)
Derivative, Collateral, Obligation to Return Cash		0		0		0
Derivative Asset, Fair Value, Amount Offset Against Collateral		3,664		1,282		7,109
Liabilities:
Derivative Liability, Fair Value, Gross Liability		181,041	[1]	196,035	[2]	72,988	[2]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset		0		0		0
Total derivative liabilities		181,041		196,035		72,988
Derivative, Collateral, Right to Reclaim Securities		(18,416)		(23,066)		(19,491)
Derivative, Collateral, Right to Reclaim Cash		0		(20)		0
Derivative Liability, Fair Value, Amount Offset Against Collateral		162,625		172,949		53,497
Interest Rate Contract [Member]
Liabilities:
Derivative Liability, Fair Value, Gross Liability	[4]	7,622	[1]	9,073	[2]	13,223	[2]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	[4]	0		0		0
Total derivative liabilities	[4]	7,622		9,073		13,223
Derivative, Collateral, Right to Reclaim Securities	[4]	0		0		0
Derivative, Collateral, Right to Reclaim Cash	[4]	0		0		0
Derivative Liability, Fair Value, Amount Offset Against Collateral	[4]	$ 7,622		$ 9,073		$ 13,223

[1]	All derivative contract deals are executed under ISDA, NAESB and WSPP master netting agreements with right of set-off.
[2]	All Derivative Contract deals are executed under ISDA, NAESB and WSPP Master Netting Agreements with Right of Offset.
[3]	Balance sheet locations: Current and Long-term Unrealized gain on derivative instruments.
[4]	Interest rate swap contracts are only held at Puget Energy.